Employee future benefits - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.70%	1.60%
Pension benefits increase	1.80%	1.80%	1.80%
Rate of compensation increase	2.00%	2.00%	2.00%
Other benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.70%	1.60%
Pension benefits increase	1.80%	1.80%	1.80%
Rate of compensation increase	2.00%	2.00%	2.00%
Male | Pension benefit plans
Disclosure of defined benefit plans [line items]
Average remaining life expectancy at the end of the reporting period	20 years	20 years	20 years
Average remaining life expectancy of those retiring twenty years after the end of the reporting period	28 years	22 years	22 years
Female | Pension benefit plans
Disclosure of defined benefit plans [line items]
Average remaining life expectancy at the end of the reporting period	24 years	24 years	24 years
Average remaining life expectancy of those retiring twenty years after the end of the reporting period	31 years	26 years	26 years